IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2021
Text block [abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk

$ millions, as at	2021 Jan. 31	2020 Oct. 31
Business and government portfolios – advanced internal ratings-based approach (AIRB)
Drawn	$245,009	$248,265
Undrawn commitments	61,775	59,379
Repo-style transactions	218,474	202,809
Other off-balance sheet	75,326	75,399
OTC derivatives	17,779	18,850
Gross exposure at default (EAD) on business and government portfolios	618,363	604,702
Less: Collateral held for repo-style transactions	201,608	187,832
Net EAD on business and government portfolios	416,755	416,870
Retail portfolios – AIRB approach
Drawn	270,023	265,097
Undrawn commitments	88,511	87,294
Other off-balance sheet	272	306
Gross EAD on retail portfolios	358,806	352,697
Standardized portfolios (1)	80,252	79,350
Securitization exposures – AIRB approach	10,146	12,276
Gross EAD	$1,067,567	$1,049,025
Net EAD	$865,959	$861,193
(1)
Includes $69.4 billion relating to business and government loans (October 31, 2020: $69.7 billion), $6.1 billion (October 31, 2020: $6.2 billion) relating to retail portfolios, and $4.8 billion (October 31, 2020: $3.5 billion) relating to securitization exposures. Our business and government loans under the standardized approach consist of $44.3 billion (October 31, 2020: $45.7 billion) to corporates, $23.8 billion (October 31, 2020: $22.7 billion) to sovereigns, and $1.3 billion (October 31, 2020: $1.3 billion) to banks.

Summary of Risk Measurement
The following table shows the rating profile of OTC derivative mark-to-market
(MTM) receivables:

$ billions, as at	2021 Jan. 31		2020 Oct. 31
	Exposure (1)
Investment grade	$7.78	76.4%	$7.46	74.9%
Non-investment grade	2.25	22.1	2.40	24.1
Watch list	0.12	1.2	0.07	0.7
Default	0.03	0.3	0.03	0.3
	$10.18	100.0%	$9.96	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Market Risks by Type of Risks
VaR by risk type – trading portfolio

$ millions, as at or for the three months ended				2021 Jan. 31		2020 Oct. 31		2020 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$9.3	$4.6	$5.2	$6.6	$7.3	$6.5	$8.8	$6.5
Credit spread risk	11.4	5.8	8.8	8.0	7.0	5.7	3.0	1.9
Equity risk	5.2	2.3	3.7	3.4	3.7	3.4	3.1	2.3
Foreign exchange risk	2.6	0.9	1.4	1.7	2.0	1.8	2.4	2.5
Commodity risk	6.1	1.0	3.2	3.1	2.4	3.4	1.3	2.9
Debt specific risk	4.6	2.2	4.1	3.2	3.0	3.2	1.9	1.9
Diversification effect (1)	n/m	n/m	(19.4)	(18.2)	(12.1)	(16.7)	(12.8)	(12.2)
Total VaR (one-day measure)	$13.9	$5.1	$7.0	$7.8	$13.3	$7.3	$7.7	$5.8
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Stressed Value at Risk by Trading Activities
Stressed VaR by risk type – trading portfolio

$ millions, as at or for the three months ended				2021 Jan. 31		2020 Oct. 31		2020 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$33.9	$13.0	$25.7	$24.4	$33.7	$19.2	$23.0	$27.8
Credit spread risk	12.6	7.8	10.2	9.8	7.1	10.9	8.8	10.0
Equity risk	14.0	5.1	13.6	8.9	6.9	4.0	3.0	2.2
Foreign exchange risk	26.5	1.9	15.7	10.7	9.1	6.7	12.0	11.1
Commodity risk	3.7	1.3	2.0	2.3	3.0	3.3	4.4	6.5
Debt specific risk	7.0	4.4	6.3	5.8	6.1	4.9	5.1	5.0
Diversification effect (1)	n/m	n/m	(43.5)	(34.8)	(35.7)	(30.8)	(32.4)	(43.6)
Stressed total VaR (one-day measure)	$39.9	$15.3	$30.0	$27.1	$30.2	$18.2	$23.9	$19.0
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Incremental Risk Charge by Trading Activities
Incremental risk charge – trading portfolio

$ millions, as at or for the three months ended				2021 Jan. 31		2020 Oct. 31		2020 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Default risk	$134.1	$85.9	$130.5	$113.1	$102.6	$95.4	$153.4	$157.6
Migration risk	79.5	45.0	50.5	59.1	72.7	68.1	79.0	70.2
IRC (one-year measure) (1)	$197.4	$144.6	$181.0	$172.2	$175.3	$163.5	$232.4	$227.8
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Summary of Structural Interest Rate Sensitivity - Measures
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at		2021 Jan. 31		2020 Oct. 31		2020 Jan. 31
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$384	$42	$317	$92	$240	$49
Increase (decrease) in present value of shareholders’ equity	(564)	(365)	(556)	(348)	(494)	(299)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(122)	(66)	(119)	(42)	(60)	(10)
Increase (decrease) in present value of shareholders’ equity	77	40	57	49	95	58
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2021	Cash and deposits with banks	$63,293	$–	$63,293	$204	$63,089
Jan. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	105,645	94,159	199,804	119,303	80,501
	Other debt securities	4,961	5,330	10,291	3,054	7,237
	Equities	34,903	19,897	54,800	23,728	31,072
	Canadian government guaranteed National Housing Act mortgage-backed securities	40,276	686	40,962	13,774	27,188
	Other liquid assets (2)	15,019	1,914	16,933	7,470	9,463
		$264,097	$121,986	$386,083	$167,533	$218,550
2020	Cash and deposits with banks	$62,518	$–	$62,518	$133	$62,385
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	112,403	92,202	204,605	108,425	96,180
	Other debt securities	4,798	4,288	9,086	2,603	6,483
	Equities	27,169	15,924	43,093	21,449	21,644
	Canadian government guaranteed National Housing Act mortgage-backed securities	40,592	895	41,487	13,084	28,403
	Other liquid assets (2)	10,909	2,109	13,018	5,441	7,577
		$258,389	$115,418	$373,807	$151,135	$222,672
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at January 31, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$42,986	$–	$–	$–	$–	$–	$–	$–	$–	$42,986
Interest-bearing deposits with banks	20,307	–	–	–	–	–	–	–	–	20,307
Securities	3,702	6,072	4,810	3,325	6,583	17,662	40,416	32,078	35,845	150,493
Cash collateral on securities borrowed	11,557	–	–	–	–	–	–	–	–	11,557
Securities purchased under resale agreements	35,447	17,733	6,897	2,597	1,722	–	–	–	–	64,396
Loans
Residential mortgages	2,059	4,021	12,291	13,125	10,882	48,367	128,056	7,793	–	226,594
Personal	794	835	1,172	1,147	1,100	469	3,377	3,511	29,566	41,971
Credit card	225	450	675	675	675	2,699	5,310	–	–	10,709
Business and government	15,234	5,973	8,695	5,551	6,257	28,004	41,439	15,436	8,274	134,863
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,484)	(3,484)
Derivative instruments	2,898	3,473	3,057	2,255	2,636	3,438	6,436	9,972	–	34,165
Customers’ liability under acceptances	9,083	1,201	33	4	–	1	–	–	–	10,322
Other assets	–	–	–	–	–	–	–	–	38,029	38,029
	$144,292	$39,758	$37,630	$28,679	$29,855	$100,640	$225,034	$68,790	$108,230	$782,908
October 31, 2020 (2)	$141,033	$32,738	$41,413	$32,267	$28,499	$101,338	$224,276	$69,248	$98,739	$769,551
Liabilities
Deposits (3)	$28,557	$26,815	$46,158	$24,608	$25,384	$31,017	$51,613	$11,238	$328,537	$573,927
Obligations related to securities sold short	19,476	–	–	–	–	–	–	–	–	19,476
Cash collateral on securities lent	1,745	–	–	–	–	–	–	–	–	1,745
Obligations related to securities sold under repurchase agreements	42,622	28,180	2,994	474	407	1,845	–	–	–	76,522
Derivative instruments	3,159	4,270	3,435	2,869	2,256	2,456	5,418	8,295	–	32,158
Acceptances	9,141	1,201	33	4	–	1	–	–	–	10,380
Other liabilities	24	52	74	79	74	315	646	512	20,302	22,078
Subordinated indebtedness	–	–	–	–	–	–	–	4,693	–	4,693
Equity	–	–	–	–	–	–	–	–	41,929	41,929
	$104,724	$60,518	$52,694	$28,034	$28,121	$35,634	$57,677	$24,738	$390,768	$782,908
October 31, 2020	$98,552	$40,528	$58,834	$43,919	$26,555	$33,273	$58,938	$26,416	$382,536	$769,551
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)	Restated from amounts previously presented.
(3)
Comprises $206.1 billion (October 31, 2020: $202.2 billion) of personal deposits; $349.1 billion (October 31, 2020: $351.6 billion) of business and government deposits and secured borrowings; and $18.7 billion (October 31, 2020: $17.0 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at January 31, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$761	$10,387	$4,461	$3,891	$6,085	$21,867	$49,204	$2,144	$176,479	$275,279
Securities lending (2)	40,394	2,794	2,954	–	–	–	–	–	–	46,142
Standby and performance letters of credit	2,397	1,409	3,461	2,619	3,282	514	678	42	–	14,402
Backstop liquidity facilities	–	179	1,442	10	9,848	252	18	–	–	11,749
Documentary and commercial letters of credit	38	62	19	7	10	1	12	–	–	149
Other	141	–	–	–	–	–	–	–	–	141
	$43,731	$14,831	$12,337	$6,527	$19,225	$22,634	$49,912	$2,186	$176,479	$347,862
October 31, 2020	$39,474	$24,451	$11,188	$8,798	$6,427	$20,638	$51,245	$1,714	$173,157	$337,092
(1)	Includes $134.2 billion (October 31, 2020: $131.3 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $1.7 billion (October 31, 2020: $1.8 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at January 31, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$79	$186	$218	$167	$146	$448	$471	$269	$1,984
Future lease commitments	–	4	11	13	13	51	90	1,307	1,489
Underwriting commitments	495	–	–	–	–	–	–	–	495
Investment commitments	–	–	–	2	4	2	6	214	228
Pension contributions (2)	17	33	49	50	–	–	–	–	149
	$591	$223	$278	$232	$163	$501	$567	$1,790	$4,345
October 31, 2020	$211	$243	$231	$239	$204	$488	$795	$1,625	$4,036
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period ending October 31, 202
1
 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.

Schedule of Loans Past Due But Not Impaired

$ millions, as at				2021 Jan. 31	2020 Oct. 31
	Less than 31 days	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$3,281	$1,112	$1	$4,394	$4,510
Personal	685	194	–	879	830
Credit card	436	164	178	778	806
Business and government	2,056	302	–	2,358	2,135
	$6,458	$1,772	$179	$8,409	$8,281